Basis of preparation and recent accounting developments (Policies)	12 Months Ended
Mar. 31, 2021
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Description of accounting policy for basis of preparation
These consolidated financial statements have been prepared in accordance with International Accounting Standards (IAS) and International Financial Reporting Standards (IFRS) and related interpretations as issued by the IASB and IFRS as adopted by the EU. They are prepared on the basis of all IFRS accounting standards and interpretations that are mandatory for periods ended 31 March 2021 and in accordance with the Companies Act 2006 applicable to companies reporting under IFRS adopted pursuant to Regulation (EC) No. 1606/2002 as it applies in the European Union. The comparative financial information has also been prepared on this basis.
The consolidated financial statements have been prepared on a historical cost basis, except for the recording of pension assets and liabilities, the revaluation of derivative financial instruments and certain commodity contracts and certain financial assets and liabilities measured at fair value.
These consolidated financial statements are presented in pounds sterling, which is also the functional currency of the Company.
The notes to the financial statements have been prepared on a continuing basis unless otherwise stated.

Going concern
As part of the Directors’ consideration of the appropriateness of adopting the going concern basis of accounting in preparing these financial statements, the Directors have considered both the impact of COVID-19 on the Group’s operations alongside the impact of the acquisition of PPL WPD Investments Limited (WPD) (see note 38) and subsequent disposal of The Narragansett Electric Company (NECO) (see note 10) and the expected planned disposal of a majority stake of National Grid Gas plc. The Directors have assessed the principal risks discussed on pages 24 – 27, including by modelling both a base case and a reasonable worst case scenario.
Reasonable worst-case: The reasonable worst-case scenario covers the materially adverse cash flow impact associated with a further year of COVID-19 disruption across both the UK and US, with a subsequent phased return to normal operations, increased cash outflows from higher costs (e.g. storms), while still delivering our planned capital investment programme for the year ended 31 March 2022. The continuing economic impact of COVID-19 and the consequential impact on cash collections and capital programmes is the key judgement applied in the analysis. The main cash flow impacts identified in the reasonable worst-case scenario are:
•a significant reduction in cash collections driven by lower customer demand and increased bad debt in our US businesses;
•additional working capital required to fund payment term extensions and charge deferrals in the UK electricity market, intended to help customers and end-user consumers; and
•further increases in other costs such as cleaning, safety equipment and IT; offset by a continued reduction in discretionary spend across all areas (e.g. recruitment, travel and consultancy spend).
Impact of WPD acquisition: The cash flows associated with WPD have been based on historic actuals alongside information obtained as part of the financial due diligence process and associated discussions with WPD management. The Directors noted the impact of the transaction on the Group’s financing position as below:
•a new bridge facility of £8.25 billion to finance the acquisition, with the first repayment of the bridge expected to be from the proceeds of the announced planned business disposals in 2022; and
•c.£1.1 billion of committed facilities to fund WPD working capital.
As part of their analysis, the Board also considered the following potential levers at their discretion to improve the position identified by the analysis if the debt capital markets are not accessible:
•the payment of dividends to shareholders;
•significant changes in the phasing of the Group’s capital programme with elements of non-essential works and programmes delayed; and
•a number of further reductions in operating expenditure across the Group primarily related to workforce cost reductions in both the UK and the US.
Having considered the reasonable worst-case scenario, the impact of the acquisition of WPD (and any penalties if the transaction did not proceed), the timing of the NECO and National Grid Gas plc transactions, and the further levers at the Board’s discretion, the Group continues to have headroom against the Group’s committed facilities identified in note 33 to the financial statements.
In addition to the above, the ability to raise new financing was separately included in the analysis, and the Directors noted the c.£5.6 billion debt issuances completed in the period from 1 April 2020 to 31 March 2021 (disclosed in note 21 to the financial statements) as evidence of the Group’s ability to continue to have access to the debt capital markets if needed. Other factors considered by the Board as part of their Going Concern assessment included the final determinations of the UK RIIO-2 price controls process, the Group’s various ongoing rate case determinations in the US alongside inherent uncertainties in cash flow forecasts (such as the impact of storms in our US business).
Based on the above, the Directors have concluded the Group is well placed to manage its financing and other business risks satisfactorily and have a reasonable expectation that the Group will have adequate resources to continue in operation for at least 12 months from the signing date of these consolidated financial statements. They therefore consider it appropriate to adopt the going concern basis of accounting in preparing the financial statements.

Basis of consolidation
The consolidated financial statements incorporate the results, assets and liabilities of the Company and its subsidiaries, together with a share of the results, assets and liabilities of joint operations.
A subsidiary is defined as an entity controlled by the Group. Control is achieved where the Group is exposed to, or has the rights to, variable returns from its involvement with the entity and has the power to affect those returns through its power over the entity.
The Group accounts for joint ventures and associates using the equity method of accounting, where the investment is carried at cost plus post-acquisition changes in the share of net assets of the joint venture or associate, less any provision for impairment. Losses in excess of the consolidated interest in joint ventures and associates are not recognised, except where the Company or its subsidiaries have made a commitment to make good those losses.
Where necessary, adjustments are made to bring the accounting policies used in the individual financial statements of the Company, subsidiaries, joint operations, joint ventures and associates into line with those used by the Group in its consolidated financial statements under IFRS. Intercompany transactions are eliminated.
The results of subsidiaries, joint operations, joint ventures and associates acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition or up to the effective date of disposal, as appropriate.
Acquisitions are accounted for using the acquisition method, where the purchase price is allocated to the identifiable assets acquired and liabilities assumed on a fair value basis and the remainder recognised as goodwill.

Foreign currencies
Transactions in currencies other than the functional currency of the Company or subsidiary concerned are recorded at the rates of exchange prevailing on the dates of the transactions. At each reporting date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at closing exchange rates. Non-monetary assets are not retranslated unless they are carried at fair value.
Gains and losses arising on the retranslation of monetary assets and liabilities are included in the income statement, except where the application of hedge accounting requires inclusion in other comprehensive income (see note 32(e)).
On consolidation, the assets and liabilities of operations that have a functional currency different from the Company’s functional currency of pounds sterling, principally our US operations that have a functional currency of US dollars, are translated at exchange rates prevailing at the reporting date. Income and expense items are translated at the average exchange rates for the period where these do not differ materially from rates at the date of the transaction. Exchange differences arising are recognised in other comprehensive income and transferred to the consolidated translation reserve within other equity reserves (see note 28).

Disposal of The Naragansett Electric Company	Disposal of The Narragansett Electric CompanyAs described further in note 10, on 17 March 2021, the Group signed an agreement to sell 100% of the share capital of a wholly owned subsidiary, The Narragansett Electric Company (NECO). The sale is expected to complete in early 2022 once all regulatory approvals are obtained. As the sale is considered highly probable and is expected to complete within a year, the associated assets and liabilities have been presented as held for sale in the consolidated statement of financial position. However, the transaction has not met the criteria for classification as a discontinued operation and therefore its results for the period are not separately disclosed on the face of the income statement.
Areas of judgement and key sources of estimation uncertainty
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates. Information about such judgements and estimations is in the notes to the financial statements, and the key areas are summarised below.
Areas of judgement that have the most significant effect on the amounts recognised in the financial statements are as follows:
•the judgement that notwithstanding legislation enacted and targets committing the UK, New York State and Massachusetts to achieving net zero greenhouse gas emissions by 2050, these do not trigger a reassessment of the remaining useful economic lives of our gas network assets (see estimate below and note 13); and
•following the legal separation of the Electricity System Operator on 1 April 2019, we concluded that the Electricity System Operator acts as an agent in respect of certain Transmission Network Use of Service revenues, principally those collected on behalf of the Scottish and Offshore transmission operators, as detailed in note 3.
Key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are as follows:
•the valuation of liabilities for pensions and other post-retirement benefits (see note 25); and
•the cash flows applied in determining the environmental provisions, in particular relating to three US Superfund sites (see note 26).
In light of the current ongoing impact of the COVID-19 pandemic, valuations of certain assets and liabilities are necessarily more subjective. The main impact at 31 March 2021 is the consideration of the recoverability of customer receivables, particularly in relation to US retail customers, in light of the suspension of debt collection activities and customer termination activities (see note 19), which is an area of estimation uncertainty impacting the Group’s position as at 31 March 2021.
In addition, we also highlight the estimates made regarding the useful economic lives of our gas network assets due to the length over which they are being depreciated, the potential for new and evolving technologies over that period, and the range of potential pathways for meeting net zero targets (see note 13 for details and sensitivity analysis).
In order to illustrate the impact that changes in assumptions for the valuation of pension assets and liabilities and cash flows for environmental provisions could have on our results and financial position, we have included sensitivity analyses in note 35. Information on what we believe a reasonably possible range of outcomes to be on the recoverability of customer receivables are included in note 19.
Comparative period revisions
During the year, we have revised the comparative balances primarily to reflect adjustments between property, plant and equipment and goodwill related to the accounting performed for acquisitions made by our US business between 2000 and 2007. The adjustments related to the treatment of certain regulatory liabilities recognised under US GAAP on the acquisition balance sheets under UK GAAP and IFRS. This resulted in an overstatement of goodwill and an understatement of property, plant and equipment. The adjustments had a resulting impact on the deferred tax balances that were recognised at the time of the acquisitions and therefore, these have also been updated for all periods presented, also taking into account any subsequent changes in tax rates. The translation reserve on consolidation of these subsidiaries was also updated.
There have been no income statement impacts (and therefore no impact on the previously reported earnings per share) for any of the periods presented. Opening retained earnings have increased to correct the income statement impact of amortising the overstated goodwill from the period after acquisition until the adoption of IFRS in 2005 and for the impact on deferred tax of the tax rate changes noted above. Any foreign exchange impacts are recorded within the translation reserve within other equity reserves.
Below we set out the impacted line items and the adjustments to our opening statement of financial position as at 1 April 2018. In addition, we set out the adjustments to previously presented balances as at 31 March 2019 and 31 March 2020 (with the only movement each period being as a result of foreign exchange movements):

	1 April 2018	31 March 2019	31 March 2020
	£m	£m	£m
Goodwill	(460)	(497)	(521)
Property, plant and equipment	877	946	992
Deferred tax liability	232	250	262
Retained earnings	185	185	185
Translation reserve	—	14	24

Accounting policy choices
IFRS provides certain options available within accounting standards. Choices we have made, and continue to make, include the following:
•Presentational formats: we use the nature of expense method for our income statement and aggregate our statement of financial position to net assets and total equity.
•Financial instruments: we normally opt to apply hedge accounting in most circumstances where this is permitted (see note 32(e)).

New IFRS accounting standards and interpretations effective for the year ended 31 March 2021 and New IFRS accounting standards and interpretations not yet adopted
The UK’s Financial Conduct Authority announced that the London Inter-bank Offered Rate (LIBOR) will cease to exist by the end of 2021, and will be replaced by alternative reference rates. In September 2019, the IASB amended IFRS 9 and IFRS 7 by issuing Phase I of Interest Rate Benchmark Reform, which modified certain hedge accounting requirements to allow hedge accounting to continue for affected hedges during the period of uncertainty before the hedged items or hedging instruments were amended as a result of the change in the reference rate. The amendments were endorsed in January 2020 for adoption in the EU. The Group early-adopted these changes to IFRS 9 and IFRS 7 with effect from 1 April 2019. Phase II was issued in August 2020 and endorsed in January 2021 for adoption in the EU, resulting in amendments to IFRS 9, IFRS 7 and IFRS 16. The Group has early-adopted these amendments with effect from 1 April 2020 as they enable the Company and its subsidiaries to reflect the effects of transitioning from LIBOR to alternative benchmark interest rates without giving rise to accounting impacts that would not provide useful information to users of the financial statements. There were no transition adjustments on adoption of either phase and the Group has not restated the prior period, but instead has applied the amendments prospectively. Refer to note 32(d) for further details on the contracts to be transitioned to the new alternative benchmark interest rate and for details of our migration project.
The Group has also adopted the following amendments to standards, which have had no material impact on the Group’s results or financial statement disclosure:
•amendments to IFRS 16 ‘Leases – COVID-19 Related Rent Concessions’;
•amendments to IFRS 3 ‘Business Combinations’;
•amendments to IAS 1 and IAS 8 ‘Definition of Material’; and
•amendments to the References to the Conceptual Framework.
The following new accounting standards and amendments to existing standards have been issued but are not yet effective:
•IFRS 17 ‘Insurance Contracts’;
•amendments to IFRS 3 ‘Business Combinations’;
•amendments to IAS 16 ‘Property, Plant and Equipment’;
•amendments to IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’;
•amendments to IAS 1 ‘Presentation of Financial Statements’;
•amendments to IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’; and
•annual improvements to IFRS standards 2018-2020.
The Group is currently assessing the impact of the above standards, but they are not expected to have a material impact. The Group has not adopted any other standard, amendment or interpretation that has been issued but is not yet effective.

Segmental analysis

This note sets out the financial performance for the year split into the different parts of the business (operating segments). The performance of these operating segments is monitored and managed on a day-to-day basis. Revenue and the results of the business are analysed by operating segment, based on the information the Board of Directors uses internally for the purposes of evaluating the performance of each operating segment and determining resource allocation between them. The Board is National Grid’s chief operating decision maker (as defined by IFRS 8 ‘Operating Segments’) and assesses the profitability of operations principally on the basis of operating profit before exceptional items and remeasurements (see note 5). As a matter of course, the Board also considers profitability by segment, excluding the effect of timing. However, the measure of profit disclosed in this note is operating profit before exceptional items and remeasurements as this is the measure that is most consistent with the IFRS results reported within these financial statements.

Revenue

Revenue arises in the course of ordinary activities and principally comprises:
•transmission services;
•distribution services; and
•generation services.
Transmission services, distribution services and certain other services (excluding rental income but including metering) fall within the scope of IFRS 15 ‘Revenue from Contracts with Customers’, whereas generation services (which solely relate to the contract with the Long Island Power Authority (LIPA) in the US) are accounted for under IFRS 16 ‘Leases’ as rental income, also presented within revenue. Revenue is measured based on the consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties and value added tax. The Group recognises revenue when it transfers control over a product or service to a customer.

Operating costs

Below we have presented separately certain items included in our operating costs from continuing operations. These include a breakdown of payroll costs (including disclosure of amounts paid to key management personnel) and fees paid to our auditors.

Exceptional items and remeasurements

To monitor our segmental performance, we use a profit measure that excludes certain income and expenses. We call that measure ‘adjusted profit’. Adjusted profit (which excludes exceptional items and remeasurements as defined below) is used by management to monitor financial performance as it is considered that it aids the comparability of our reported financial performance from year to year. We exclude items from adjusted profit because, if included, these items could distort understanding of our performance for the year and the comparability between periods. This note analyses these items, which are included in our results for the year but are excluded from adjusted profit.

Finance income and costs

This note details the interest income generated by our financial assets and interest expense incurred on our financial liabilities, primarily our financing portfolio (including our financing derivatives). It also includes the net interest on our pensions and other post-retirement assets. In reporting adjusted profit, we adjust net financing costs to exclude any net gains or losses on financial instruments included in remeasurements (see note 5).

Tax

Tax is payable in the territories where we operate, mainly the UK and the US. This note gives further details of the total tax charge and tax liabilities, including current and deferred tax. The current tax charge is the tax payable on this year’s taxable profits. Deferred tax is an accounting adjustment to provide for tax that is expected to arise in the future due to differences in the accounting and tax bases.

Earnings per share (EPS)

EPS is the amount of profit after tax attributable to each ordinary share. Basic EPS is calculated on profit after tax for the year attributable to equity shareholders divided by the weighted average number of shares in issue during the year. Diluted EPS shows what the impact would be if all outstanding share options were exercised and treated as ordinary shares at year end. The weighted average number of shares is increased by additional shares issued as scrip dividends and reduced by shares repurchased by the Company during the year. The earnings per share calculations are based on profit after tax attributable to equity shareholders of the Company which excludes non-controlling interests.

Discontinued operations and assets held for sale

The results and cash flows of significant assets or businesses sold during the year are shown separately from our continuing operations, and presented within discontinued operations in the income statement and cash flow statement. Assets and businesses are classified as held for sale when their carrying amounts are recovered through sale rather than through continuing use. They only meet the held for sale condition when the assets are ready for immediate sale in their present condition, management is committed to the sale and it is highly probable that the sale will complete within one year. Depreciation ceases on assets and businesses when they are classified as held for sale and the assets and businesses are impaired if the proceeds less sale costs fall short of the carrying value.

Goodwill

Goodwill represents the excess of what we paid to acquire businesses over the fair value of their net assets at the acquisition date. We assess whether goodwill is recoverable by performing an impairment review annually or more frequently if events or changes in circumstances indicate a potential impairment.

Other intangible assets

Other intangible assets mainly comprise software which is written down (amortised) over the period we expect to receive a benefit from the asset. An amortisation expense is charged to the income statement to reflect the reduced value of the asset over time. Amortisation is calculated by estimating the number of years we expect the asset to be used (useful economic life or UEL) and charging the cost of the asset to the income statement equally over this period.

Property, plant and equipment

Property, plant and equipment are the physical assets controlled by us. The cost of these assets primarily represents the amount initially paid for them. This includes both their purchase price and the construction and other costs associated with getting them ready for operation. A depreciation expense is charged to the income statement to reflect annual wear and tear and the reduced value of the asset over time. Depreciation is calculated by estimating the number of years we expect the asset to be used (useful economic life or UEL) and charging the cost of the asset to the income statement equally over this period.

We operate an energy networks business and therefore have a significant physical asset base. We continue to invest in our networks to maintain reliability, create new customer connections and ensure our networks are flexible and resilient. Our business plan envisages these additional investments will be funded through a mixture of cash generated from operations and the issue of new debt.

Other non-current assets

Other non-current assets include assets that do not fall into any other non-current asset category (such as goodwill or property, plant and equipment) where the benefit to be received from the asset is not due to be received until after 31 March 2022.

Financial and other investments

The Group holds a range of financial and other investments. These investments include short-term money market funds, quoted investments in equities or bonds of other companies, investments in our venture capital portfolio (National Grid Partners), bank deposits with a maturity of greater than three months, and investments that can not be readily used in operations, principally collateral deposited in relation to derivatives.

Investments in joint ventures and associates

Investments in joint ventures and associates represent businesses we do not control but over which we exercise joint control or significant influence. They are accounted for using the equity method. A joint venture is an arrangement established to engage in economic activity, which the Group jointly controls with other parties and has rights to a share of the net assets of the arrangement. An associate is an entity which is neither a subsidiary nor a joint venture, but over which the Group has significant influence.

While we present consolidated results in these financial statements as if we were one company, our legal structure is such that there are a number of different operating and holding companies that contribute to the overall result. This structure has evolved through acquisitions as well as regulatory requirements to have certain activities within separate legal entities.

Derivative financial instruments

Derivatives are financial instruments that derive their value from the price of an underlying item such as interest rates, foreign exchange rates, credit spreads, commodities, equities or other indices. In accordance with policies approved by the Board, derivatives are transacted generally to manage exposures to fluctuations in interest rates, foreign exchange rates and commodity prices. Our derivatives balances comprise two broad categories:
•financing derivatives: These are used to manage our exposure to interest rates and foreign exchange rates. Specifically, we use these derivatives to manage our financing portfolio, holdings in foreign operations and contractual operational cash flows; and
•commodity contract derivatives: These are used to manage our US customers’ exposure to price and supply risks. Some forward contracts for the purchase of commodities meet the definition of derivatives. We also enter into derivative financial instruments linked to commodity prices, including index futures, options and swaps, which are used to manage market price volatility.

Inventories and current intangible assets

Inventories represent assets that we intend to use in order to generate revenue in the short term, either by selling the asset itself (for example, fuel stocks) or by using it to fulfil a service to a customer or to maintain our network (consumables).

Trade and other receivables

Trade and other receivables include amounts which are due from our customers for services we have provided, accrued income which has not yet been billed, prepayments, contract assets where certain milestones are required to be fulfilled and other receivables that are expected to be settled within twelve months.

Cash and cash equivalents

Cash and cash equivalents include cash balances, together with short-term investments with an original maturity of less than three months that are readily convertible to cash. Bank overdrafts are only shown net within cash and cash equivalents when there is a legal right to offset unconditionally and an intention to settle net has been demonstrated by the physical movement of cash.

Borrowings

We borrow money primarily in the form of bonds and bank loans. These are for a fixed term and may have fixed or floating interest rates or are linked to RPI. We use derivatives to manage risks associated with interest rates, inflation rates and foreign exchange. Lease liabilities are also included within borrowings.
Our price controls and rate plans require us to fund our networks within a certain ratio of debt to equity or regulatory value and, as a result, we have issued a significant amount of debt. As we continue to invest in our networks, the value of debt is expected to increase over time. To maintain a strong balance sheet and to allow us to access capital markets at commercially acceptable interest rates, we balance the amount of debt we issue with the value of our assets, and we take account of certain other metrics used by credit rating agencies.

To support our liquidity requirements and provide backup to commercial paper and other borrowings, we agree committed credit facilities with financial institutions over and above the value of borrowings that may be required. These committed credit facilities have never been drawn, and our undrawn amounts are listed below.

Trade and other payables

Trade and other payables include amounts owed to suppliers, tax authorities and other parties which are due to be settled within 12 months. The total also includes deferred amounts, some of which represent monies received from customers but for which we have not yet delivered the associated service. These amounts are recognised as revenue when the service is provided.

Contract liabilities

Contract liabilities primarily relate to the advance consideration received from customers for construction contracts, mainly in relation to connections, for which revenue is recognised over the life of the asset.

Other non-current liabilities

Other non-current liabilities include deferred income and customer contributions which will not be recognised as income until after 31 March 2022. It also includes contingent consideration and other payables that are not due until after that date.

Pensions and other post-retirement benefits

All of our employees are eligible to participate in a pension plan. We have defined contribution (DC) and defined benefit (DB) pension plans in the UK and the US. In the US we also provide healthcare and life insurance benefits to eligible employees, post-retirement. The fair value of associated plan assets and present value of DB obligations are updated annually in accordance with IAS 19 (revised). We separately present our UK and US pension plans to show geographical split. Below we provide a more detailed analysis of the amounts recorded in the primary financial statements and the actuarial assumptions used to value the DB obligations.

National Grid’s UK pension arrangements are held in separate Trustee administered funds. The arrangements are managed by Trustee companies with boards consisting of company- and member-appointed directors. In the US, the assets of the plans are held in trusts and administered by the Retirement Plans Committee comprised of appointed employees of the Company.

Provisions

Provisions are recognised when an obligation exists resulting from a past event, and it is probable that cash will be paid to settle it, but the exact amount of cash required can only be estimated. The majority of our provisions relate to environmental remediation, specifically in relation to certain Superfund sites in the US, being sites we own or have owned in the past where hazardous substances are present as a result of the historic operations of manufactured gas plants in Brooklyn, New York. We also recognise provisions for decommissioning costs for various assets we would be required to remove at the end of their lives, the costs associated with restructuring plans and for lease contracts we have entered into that are now loss-making.

In determining the quantum of the provision we recognise, we make estimates in relation to management’s best judgement of the evaluation of the likelihood and the probability of exposure to potential loss, and the costs that would be incurred. Should circumstances change following unforeseeable developments, the likelihood or quantum could alter.

Share capital

Ordinary share capital represents the total number of shares issued which are publicly traded. We also disclose the number of treasury shares the Company holds, which are shares that the Company has bought itself, predominantly to actively manage scrip issuances and settle employee share option and reward plan liabilities.

Other equity reserves

Other equity reserves are different categories of equity as required by accounting standards and represent the impact of a number of our historical transactions or fair value movements on certain financial instruments that the Company holds.

Net debt

We define net debt as the amount of borrowings and overdrafts less cash, current financial investments and related financing derivatives.

Commitments and contingencies

Commitments are those amounts that we are contractually required to pay in the future as long as the other party meets its obligations. These commitments primarily relate to energy purchase agreements and contracts for the purchase of assets which, in many cases, extend over a long period of time. We also disclose any contingencies, which include guarantees that companies have given, where we pledge assets against current obligations that will remain for a specific period.

Related party transactions

Related parties include joint ventures, associates, investments and key management personnel.

Financial risk management

Our activities expose us to a variety of financial risks including credit risk, liquidity risk, capital risk, currency risk, interest rate risk, inflation risk and commodity price risk. Our risk management programme focuses on the unpredictability of financial markets and seeks to minimise potential volatility of financial performance from these risks. We use financial instruments, including derivative financial instruments, to manage these risks.

Borrowing facilities

We borrow money primarily in the form of bonds and bank loans. These are for a fixed term and may have fixed or floating interest rates or are linked to RPI. We use derivatives to manage risks associated with interest rates, inflation rates and foreign exchange. Lease liabilities are also included within borrowings.
Our price controls and rate plans require us to fund our networks within a certain ratio of debt to equity or regulatory value and, as a result, we have issued a significant amount of debt. As we continue to invest in our networks, the value of debt is expected to increase over time. To maintain a strong balance sheet and to allow us to access capital markets at commercially acceptable interest rates, we balance the amount of debt we issue with the value of our assets, and we take account of certain other metrics used by credit rating agencies.

To support our liquidity requirements and provide backup to commercial paper and other borrowings, we agree committed credit facilities with financial institutions over and above the value of borrowings that may be required. These committed credit facilities have never been drawn, and our undrawn amounts are listed below.

Subsidiary undertakings, joint ventures and associates

Investments in joint ventures and associates represent businesses we do not control but over which we exercise joint control or significant influence. They are accounted for using the equity method. A joint venture is an arrangement established to engage in economic activity, which the Group jointly controls with other parties and has rights to a share of the net assets of the arrangement. An associate is an entity which is neither a subsidiary nor a joint venture, but over which the Group has significant influence.

While we present consolidated results in these financial statements as if we were one company, our legal structure is such that there are a number of different operating and holding companies that contribute to the overall result. This structure has evolved through acquisitions as well as regulatory requirements to have certain activities within separate legal entities.

Sensitivities

In order to give a clearer picture of the impact on our results or financial position of potential changes in significant estimates and assumptions, the following sensitivities are presented. These sensitivities are based on assumptions and conditions prevailing at the year-end and should be used with caution. The effects provided are not necessarily indicative of the actual effects that would be experienced because our actual exposures are constantly changing.

Additional disclosures in respect of guaranteed securities

We have preferred shares that are listed on a US national securities exchange and are guaranteed by a company in the Group. This guarantor commits to honour any liabilities should the company issuing the debt have any financial difficulties. In order to provide debt holders with information on the financial stability of the company providing the guarantee, we are required to disclose individual financial information for this company. We have chosen to include this information in the Group financial statements rather than submitting separate stand-alone financial statements.